Taxes on Income - Schedule of Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Consolidated Statements of Financial Position [Abstract]
Deferred tax assets	$ 26,915	$ 33,850
Deferred tax liabilities	(83,426)	(42,894)
Total	$ (56,511)	$ (9,044)